UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin International Equity Fund
Class A [LMEAX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$62	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$258,244,980
Total Number of Portfolio Holdings*	175
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7193-STSR-0525

Franklin International Equity Fund
Class C [LMGEX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$103	2.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$258,244,980
Total Number of Portfolio Holdings*	175
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7080-STSR-0525

Franklin International Equity Fund
Class FI [LGFEX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$64	1.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$258,244,980
Total Number of Portfolio Holdings*	175
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7139-STSR-0525

Franklin International Equity Fund
Class R [LMIRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$76	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$258,244,980
Total Number of Portfolio Holdings*	175
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7263-STSR-0525

Franklin International Equity Fund
Class I [LGIEX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$48	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$258,244,980
Total Number of Portfolio Holdings*	175
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7350-STSR-0525

Franklin International Equity Fund
Class IS [LIESX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$43	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$258,244,980
Total Number of Portfolio Holdings*	175
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Equity Fund	PAGE 1	7270-STSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
International Equity Fund
Financial Statements and Other Important Information
Semi-Annual  | March 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
March 31, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 4.6%
Diversified Telecommunication Services — 2.5%
Deutsche Telekom AG, Registered Shares	89,569	$3,306,886 (a)
Koninklijke KPN NV	260,345	1,102,733 (a)
Telefonica SA	243,079	1,145,724 (a)
Telenor ASA	65,979	942,773 (a)
Total Diversified Telecommunication Services		6,498,116
Entertainment — 1.7%
Konami Group Corp.	13,600	1,605,920 (a)
Sea Ltd., ADR	13,129	1,713,203 *
Spotify Technology SA	1,774	975,753 *
Total Entertainment		4,294,876
Interactive Media & Services — 0.4%
Auto Trader Group PLC	103,636	1,002,120 (a)

Total Communication Services		11,795,112
Consumer Discretionary — 11.7%
Automobile Components — 0.5%
Continental AG	17,269	1,217,807 (a)
Automobiles — 1.9%
Isuzu Motors Ltd.	31,100	422,885 (a)
Mercedes-Benz Group AG	19,885	1,174,641 (a)
Subaru Corp.	83,500	1,495,415 (a)
Toyota Motor Corp.	101,400	1,792,479 (a)
Total Automobiles		4,885,420
Broadline Retail — 0.9%
Next PLC	11,769	1,695,622 (a)
Rakuten Group Inc.	103,200	592,055 *(a)
Total Broadline Retail		2,287,677
Diversified Consumer Services — 0.3%
Pearson PLC	52,090	824,036 (a)
Hotels, Restaurants & Leisure — 1.4%
Aristocrat Leisure Ltd.	30,373	1,228,379 (a)
InterContinental Hotels Group PLC	11,025	1,187,064 (a)
Sodexo SA	18,013	1,156,961
Total Hotels, Restaurants & Leisure		3,572,404
Household Durables — 2.1%
Panasonic Holdings Corp.	141,900	1,692,797 (a)
Sony Group Corp.	146,400	3,704,360 (a)
Total Household Durables		5,397,157
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 0.5%
Industria de Diseno Textil SA	28,443	$1,416,230 (a)
Textiles, Apparel & Luxury Goods — 4.1%
adidas AG	7,974	1,880,752 (a)
Asics Corp.	72,000	1,526,945 (a)
Cie Financiere Richemont SA, Registered Shares	11,024	1,924,415 (a)
Hermes International SCA	854	2,246,976 (a)
LVMH Moet Hennessy Louis Vuitton SE	2,351	1,455,924 (a)
Pandora A/S	10,767	1,650,165 (a)
Total Textiles, Apparel & Luxury Goods		10,685,177

Total Consumer Discretionary		30,285,908
Consumer Staples — 9.9%
Beverages — 0.8%
Coca-Cola HBC AG	33,165	1,502,036 (a)
Kirin Holdings Co. Ltd.	37,200	515,450 (a)
Total Beverages		2,017,486
Consumer Staples Distribution & Retail — 2.9%
Carrefour SA	42,688	610,520 (a)
Empire Co. Ltd., Class A Shares	38,400	1,287,516
George Weston Ltd.	5,533	943,268
Koninklijke Ahold Delhaize NV	50,349	1,880,790 (a)
Loblaw Cos. Ltd.	4,353	610,004
Marks & Spencer Group PLC	219,931	1,015,389 (a)
Tesco PLC	295,167	1,269,893 (a)
Total Consumer Staples Distribution & Retail		7,617,380
Food Products — 3.3%
Associated British Foods PLC	24,190	599,704 (a)
Kerry Group PLC, Class A Shares	11,678	1,222,859 (a)
Nestle SA, Registered Shares	51,933	5,248,174 (a)
WH Group Ltd.	1,552,000	1,425,053 (a)
Total Food Products		8,495,790
Personal Care Products — 2.6%
Kao Corp.	37,700	1,631,909 (a)
L’Oreal SA	4,589	1,705,699 (a)
Unilever PLC	55,318	3,300,663 (a)
Total Personal Care Products		6,638,271
Tobacco — 0.3%
Imperial Brands PLC	17,928	663,370 (a)

Total Consumer Staples		25,432,297
See Notes to Financial Statements.

Franklin International Equity Fund 2025 Semi-Annual Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 4.2%
Oil, Gas & Consumable Fuels — 4.2%
BP PLC	163,950	$919,998 (a)
ENEOS Holdings Inc.	186,300	982,548 (a)
Equinor ASA	39,770	1,050,276 (a)
Idemitsu Kosan Co. Ltd.	147,400	1,042,604 (a)
Imperial Oil Ltd.	4,635	334,810
Inpex Corp.	62,300	864,150 (a)
MEG Energy Corp.	34,900	611,881
Shell PLC	42,747	1,556,005 (a)
TotalEnergies SE	53,400	3,440,721 (a)

Total Energy		10,802,993
Financials — 21.9%
Banks — 11.8%
AIB Group PLC	172,925	1,116,959 (a)
Banco de Sabadell SA	458,672	1,287,793 (a)
Banco Santander SA	431,554	2,907,342 (a)
Barclays PLC	480,597	1,807,061 (a)
BNP Paribas SA	29,785	2,489,411 (a)
Commonwealth Bank of Australia	20,916	1,988,984 (a)
DNB Bank ASA	47,600	1,252,484 (a)
HSBC Holdings PLC	340,100	3,855,538 (a)
ING Groep NV	96,445	1,889,483 (a)
Intesa Sanpaolo SpA	431,559	2,224,113 (a)
Lloyds Banking Group PLC	485,960	455,790 (a)
Mitsubishi UFJ Financial Group Inc.	42,500	579,437 (a)
NatWest Group PLC	334,026	1,972,220 (a)
Standard Chartered PLC	99,850	1,481,712 (a)
Sumitomo Mitsui Financial Group Inc.	52,300	1,344,874 (a)
UniCredit SpA	52,400	2,941,325 (a)
Westpac Banking Corp.	50,600	1,008,329 (a)
Total Banks		30,602,855
Capital Markets — 2.9%
3i Group PLC	42,404	1,993,863 (a)
Deutsche Bank AG, Registered Shares	98,042	2,337,044 (a)
Onex Corp.	9,416	630,176
Singapore Exchange Ltd.	110,900	1,097,914 (a)
UBS Group AG, Registered Shares	43,734	1,343,272 (a)
Total Capital Markets		7,402,269
Financial Services — 1.5%
EXOR NV	12,510	1,136,073 (a)
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Industrivarden AB, Class A Shares	20,716	$761,147 (a)
Investor AB, Class B Shares	63,979	1,908,116 (a)
Total Financial Services		3,805,336
Insurance — 5.7%
Aegon Ltd.	197,081	1,294,395 (a)
Ageas SA/NV	20,756	1,244,184 (a)
Allianz SE, Registered Shares	9,022	3,452,808 (a)
Japan Post Insurance Co. Ltd.	41,300	841,693 (a)
MS&AD Insurance Group Holdings Inc.	68,300	1,485,378 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,215	2,030,983 (a)
NN Group NV	21,724	1,208,849 (a)
Sompo Holdings Inc.	50,200	1,528,650 (a)
Suncorp Group Ltd.	128,881	1,560,965 (a)
Total Insurance		14,647,905

Total Financials		56,458,365
Health Care — 11.7%
Biotechnology — 0.2%
Genmab A/S	2,450	477,310 *(a)
Health Care Equipment & Supplies — 1.0%
Hoya Corp.	6,400	722,295 (a)
Koninklijke Philips NV	40,036	1,019,241 *(a)
Sonova Holding AG, Registered Shares	2,705	789,807 (a)
Total Health Care Equipment & Supplies		2,531,343
Health Care Providers & Services — 0.4%
Fresenius SE & Co. KGaA	25,958	1,108,242 *(a)
Health Care Technology — 0.2%
Pro Medicus Ltd.	5,137	650,218 (a)
Pharmaceuticals — 9.9%
AstraZeneca PLC	13,777	2,023,081 (a)
Chugai Pharmaceutical Co. Ltd.	34,500	1,580,499 (a)
Daiichi Sankyo Co. Ltd.	53,700	1,278,806 (a)
GSK PLC	129,000	2,465,217 (a)
Hikma Pharmaceuticals PLC	23,837	602,172 (a)
Ipsen SA	5,557	640,059 (a)
Novartis AG, Registered Shares	40,865	4,538,867 (a)
Novo Nordisk A/S, Class B Shares	46,504	3,179,866 (a)
Otsuka Holdings Co. Ltd.	21,500	1,120,365 (a)
Recordati Industria Chimica e Farmaceutica SpA	11,841	671,004 (a)
Roche Holding AG	13,838	4,554,468 (a)
See Notes to Financial Statements.

Franklin International Equity Fund 2025 Semi-Annual Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Sanofi SA	13,889	$1,537,816 (a)
Shionogi & Co. Ltd.	86,600	1,307,203 (a)
Total Pharmaceuticals		25,499,423

Total Health Care		30,266,536
Industrials — 16.9%
Aerospace & Defense — 3.2%
Airbus SE	2,948	519,101 (a)
BAE Systems PLC	103,636	2,092,670 (a)
Leonardo SpA	36,274	1,766,502 (a)
Rolls-Royce Holdings PLC	249,100	2,421,094 *(a)
Safran SA	5,398	1,421,204 (a)
Total Aerospace & Defense		8,220,571
Building Products — 0.9%
Cie de Saint-Gobain SA	23,084	2,299,555 (a)
Commercial Services & Supplies — 0.8%
Brambles Ltd.	75,009	947,606 (a)
Securitas AB, Class B Shares	78,984	1,117,700 (a)
Total Commercial Services & Supplies		2,065,306
Construction & Engineering — 1.0%
ACS Actividades de Construccion y Servicios SA	27,128	1,552,625 (a)
Eiffage SA	8,745	1,018,170 (a)
Total Construction & Engineering		2,570,795
Electrical Equipment — 1.1%
ABB Ltd., Registered Shares	37,310	1,925,120 (a)
Schneider Electric SE	3,699	853,897 (a)
Total Electrical Equipment		2,779,017
Industrial Conglomerates — 1.4%
Hitachi Ltd.	107,700	2,528,732 (a)
Siemens AG, Registered Shares	4,917	1,135,563 (a)
Total Industrial Conglomerates		3,664,295
Machinery — 4.4%
Atlas Copco AB, Class A Shares	53,994	862,470 (a)
GEA Group AG	22,559	1,371,338 (a)
Knorr-Bremse AG	11,332	1,031,267 (a)
Makita Corp.	41,500	1,375,039 (a)
Mitsubishi Heavy Industries Ltd.	116,100	1,993,855 (a)
Rational AG	841	700,684 (a)
Schindler Holding AG	4,098	1,284,361 (a)
Trelleborg AB, Class B Shares	16,400	609,943 (a)
Wartsila oyj Abp	56,397	1,006,318 (a)
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Yangzijiang Shipbuilding Holdings Ltd.	626,300	$1,099,174 (a)
Total Machinery		11,334,449
Professional Services — 2.2%
Recruit Holdings Co. Ltd.	38,100	1,974,010 (a)
RELX PLC	50,215	2,522,334 (a)
Wolters Kluwer NV	7,299	1,136,427 (a)
Total Professional Services		5,632,771
Trading Companies & Distributors — 1.0%
AerCap Holdings NV	12,514	1,278,555
Mitsubishi Corp.	48,800	861,552 (a)
Russel Metals Inc.	20,300	554,528
Total Trading Companies & Distributors		2,694,635
Transportation Infrastructure — 0.9%
Aena SME SA	6,750	1,583,578 (a)
Getlink SE	50,325	869,157 (a)
Total Transportation Infrastructure		2,452,735

Total Industrials		43,714,129
Information Technology — 8.4%
Electronic Equipment, Instruments & Components — 0.8%
TDK Corp.	96,500	1,011,232 (a)
Yokogawa Electric Corp.	49,700	969,945 (a)
Total Electronic Equipment, Instruments & Components		1,981,177
IT Services — 0.6%
Otsuka Corp.	31,200	675,525 (a)
Wix.com Ltd.	6,135	1,002,336 *
Total IT Services		1,677,861
Semiconductors & Semiconductor Equipment — 3.0%
Advantest Corp.	12,800	570,579 (a)
ASML Holding NV	7,681	5,083,084 (a)
Disco Corp.	3,000	612,665 (a)
Tokyo Electron Ltd.	11,500	1,577,025 (a)
Total Semiconductors & Semiconductor Equipment		7,843,353
Software — 3.4%
Check Point Software Technologies Ltd.	9,322	2,124,670 *
Sage Group PLC	81,400	1,278,007 (a)
SAP SE	19,598	5,251,278 (a)
Total Software		8,653,955
Technology Hardware, Storage & Peripherals — 0.6%
Ricoh Co. Ltd.	92,100	974,248 (a)
See Notes to Financial Statements.

Franklin International Equity Fund 2025 Semi-Annual Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Seiko Epson Corp.	33,600	$538,291 (a)
Total Technology Hardware, Storage & Peripherals		1,512,539

Total Information Technology		21,668,885
Materials — 5.0%
Chemicals — 1.3%
Air Liquide SA	4,582	870,329 (a)
Asahi Kasei Corp.	72,600	508,974 (a)
Givaudan SA, Registered Shares	211	905,819
Nitto Denko Corp.	58,000	1,072,801 (a)
Total Chemicals		3,357,923
Construction Materials — 0.8%
Heidelberg Materials AG	12,437	2,143,860 (a)
Metals & Mining — 2.9%
BHP Group Ltd.	73,510	1,783,584 (a)
BlueScope Steel Ltd.	56,018	750,302 (a)
Centerra Gold Inc.	47,748	302,935
Dundee Precious Metals Inc.	86,758	1,150,302
Evraz PLC	161,909	0 *(a)(b)(c)
Fortescue Ltd.	90,804	878,895 (a)
Kinross Gold Corp.	97,500	1,228,362
Rio Tinto PLC	23,605	1,416,541 (a)
Total Metals & Mining		7,510,921

Total Materials		13,012,704
Real Estate — 1.0%
Real Estate Management & Development — 0.7%
Daiwa House Industry Co. Ltd.	30,700	1,015,389 (a)
Mitsubishi Estate Co. Ltd.	46,500	760,086 (a)
Total Real Estate Management & Development		1,775,475
Retail REITs — 0.3%
Klepierre SA	26,600	890,348 (a)

Total Real Estate		2,665,823
Utilities — 3.5%
Electric Utilities — 1.4%
Endesa SA	28,939	766,648
Iberdrola SA	173,602	2,803,340 (a)
Total Electric Utilities		3,569,988
Gas Utilities — 0.9%
Osaka Gas Co. Ltd.	42,000	950,348 (a)
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — continued
Tokyo Gas Co. Ltd.		42,500	$1,351,951 (a)
Total Gas Utilities			2,302,299
Multi-Utilities — 1.2%
Centrica PLC		784,959	1,519,878 (a)
Engie SA		80,318	1,565,063 (a)
Total Multi-Utilities			3,084,941

Total Utilities			8,957,228
Total Investments before Short-Term Investments (Cost — $220,290,874)			255,059,980
	Rate
Short-Term Investments — 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,264,981)	4.255%	3,264,981	3,264,981 (d)
Total Investments — 100.0% (Cost — $223,555,855)			258,324,961
Liabilities in Excess of Other Assets — (0.0)%††			(79,981)
Total Net Assets — 100.0%			$258,244,980

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts

See Notes to Financial Statements.

Franklin International Equity Fund 2025 Semi-Annual Report

 Franklin International Equity Fund
Summary of Investments by Country#
Japan	19.7%
United Kingdom	13.5
Germany	10.9
France	9.0
United States	7.0
Netherlands	6.1
Spain	5.2
Switzerland	4.9
Australia	4.7
Italy	3.5
Canada	2.9
Denmark	2.1
Sweden	2.0
Ireland	1.4
Norway	1.3
Israel	1.2
Singapore	1.1
Hong Kong	0.6
Belgium	0.5
China	0.4
Finland	0.4
Jordan	0.2
Kyrgyzstan	0.1
Russia	0.0 ‡
Short-Term Investments	1.3
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2025, and are subject to change.
‡	Represents less than 0.1%.
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Investments, at value (Cost — $223,555,855)	$258,324,961
Foreign currency, at value (Cost — $1,807)	1,698
Dividends receivable	1,783,276
Receivable for Fund shares sold	537,877
European Union tax reclaims receivable (Note 1)	342,350
Prepaid expenses	56,420
Total Assets	261,046,582
Liabilities:
Payable for Fund shares repurchased	2,404,572
Investment management fee payable	160,583
European Union tax reclaim contingent fees payable (Note 1)	85,585
Service and/or distribution fees payable	12,511
Trustees’ fees payable	2,908
Accrued expenses	135,443
Total Liabilities	2,801,602
Total Net Assets	$258,244,980
Net Assets:
Par value (Note 7)	$139
Paid-in capital in excess of par value	219,282,408
Total distributable earnings (loss)	38,962,433
Total Net Assets	$258,244,980
See Notes to Financial Statements.

Franklin International Equity Fund 2025 Semi-Annual Report

Net Assets:
Class A	$43,763,390
Class C	$2,318,111
Class FI	$2,451,082
Class R	$1,931,485
Class I	$55,045,909
Class IS	$152,735,003
Shares Outstanding:
Class A	2,449,739
Class C	126,197
Class FI	129,823
Class R	102,138
Class I	2,924,063
Class IS	8,136,938
Net Asset Value:
Class A (and redemption price)	$17.86
Class C*	$18.37
Class FI (and redemption price)	$18.88
Class R (and redemption price)	$18.91
Class I (and redemption price)	$18.83
Class IS (and redemption price)	$18.77
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$18.90

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2025

Investment Income:
Dividends	$2,811,196
Less: Foreign taxes withheld	(214,804)
Total Investment Income	2,596,392
Expenses:
Investment management fee (Note 2)	928,853
Service and/or distribution fees (Notes 2 and 5)	67,307
Transfer agent fees (Notes 2 and 5)	62,263
Fund accounting fees	51,793
Registration fees	48,314
Audit and tax fees	21,480
Legal fees	14,970
Custody fees	11,591
Shareholder reports	7,801
Trustees’ fees	6,430
Commitment fees (Note 8)	1,144
Insurance	895
Fees recaptured by investment manager (Note 2)	301
Miscellaneous expenses	7,180
Total Expenses	1,230,322
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(52,892)
Net Expenses	1,177,430
Net Investment Income	1,418,962
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	5,089,070
Foreign currency transactions	(11,033)
Net Realized Gain	5,078,037
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(2,728,157)
Foreign currencies	(30,792)
Change in Net Unrealized Appreciation (Depreciation)	(2,758,949)
Net Gain on Investments and Foreign Currency Transactions	2,319,088
Increase in Net Assets From Operations	$3,738,050
See Notes to Financial Statements.

Franklin International Equity Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2025 (unaudited) and the Year Ended September 30, 2024	2025	2024
Operations:
Net investment income	$1,418,962	$5,259,428
Net realized gain	5,078,037	14,521,061
Change in net unrealized appreciation (depreciation)	(2,758,949)	28,651,935
Increase in Net Assets From Operations	3,738,050	48,432,424
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,111,970)	(5,500,005)
Decrease in Net Assets From Distributions to Shareholders	(15,111,970)	(5,500,005)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,145,850	113,846,363
Reinvestment of distributions	15,054,836	5,475,273
Cost of shares repurchased	(25,164,149)	(87,913,068)
Increase in Net Assets From Fund Share Transactions	17,036,537	31,408,568
Increase in Net Assets	5,662,617	74,340,987
Net Assets:
Beginning of period	252,582,363	178,241,376
End of period	$258,244,980	$252,582,363
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.80	$15.61	$12.51	$17.51	$14.16	$14.86
Income (loss) from operations:
Net investment income	0.08	0.33	0.32	0.42	0.28	0.21
Net realized and unrealized gain (loss)	0.08	3.29	3.35	(4.36)	3.31	(0.55)
Total income (loss) from operations	0.16	3.62	3.67	(3.94)	3.59	(0.34)
Less distributions from:
Net investment income	(0.37)	(0.43)	(0.55)	(0.33)	(0.24)	(0.28)
Net realized gains	(0.73)	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(1.10)	(0.43)	(0.57)	(1.06)	(0.24)	(0.36)
Net asset value, end of period	$17.86	$18.80	$15.61	$12.51	$17.51	$14.16
Total return[3]	1.27%	23.66%	29.73%	(23.94)%	25.53%	(2.44)%
Net assets, end of period (000s)	$43,763	$39,345	$25,935	$19,460	$26,636	$25,030
Ratios to average net assets:
Gross expenses	1.27%[4]	1.29%[5]	1.38%[5]	1.28%	1.29%	1.30%
Net expenses[6,7]	1.23 [4]	1.24 [5]	1.26 [5]	1.24	1.24	1.24
Net investment income	0.92 [4]	1.92	2.14	2.70	1.68	1.45
Portfolio turnover rate	19%	63%	34%	33%[8]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
1.26% and 1.22%, respectively, for the year ended September 30, 2024 and 1.32% and 1.20%, respectively, for the year ended September 30, 2023.

[6]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. Prior to May 21, 2021, the expense limitation was 1.30%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin International Equity Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.21	$15.91	$12.73	$17.76	$14.35	$14.90
Income (loss) from operations:
Net investment income	0.00 [3]	0.18	0.19	0.30	0.13	0.08
Net realized and unrealized gain (loss)	0.11	3.38	3.42	(4.44)	3.37	(0.55)
Total income (loss) from operations	0.11	3.56	3.61	(4.14)	3.50	(0.47)
Less distributions from:
Net investment income	(0.22)	(0.26)	(0.41)	(0.16)	(0.09)	—
Net realized gains	(0.73)	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(0.95)	(0.26)	(0.43)	(0.89)	(0.09)	(0.08)
Net asset value, end of period	$18.37	$19.21	$15.91	$12.73	$17.76	$14.35
Total return[4]	0.93%	22.61%	28.59%	(24.50)%	24.49%	(3.14)%
Net assets, end of period (000s)	$2,318	$2,267	$2,013	$2,057	$3,132	$3,955
Ratios to average net assets:
Gross expenses	2.09%[5,6]	2.14%[7]	2.22%[6,7]	2.11%	2.09%	2.05%
Net expenses[8,9]	2.05 [5,6]	2.08 [7]	2.11 [6,7]	2.05	2.04	1.99
Net investment income	0.05 [5]	0.99	1.20	1.87	0.75	0.55
Portfolio turnover rate	19%	63%	34%	33%[10]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
2.11% and 2.05%, respectively, for the year ended September 30, 2024 and 2.17% and 2.05%, respectively, for the year ended September 30, 2023.

[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.79	$16.40	$13.11	$18.30	$14.77	$15.48
Income (loss) from operations:
Net investment income	0.07	0.33	0.33	0.43	0.27	0.20
Net realized and unrealized gain (loss)	0.11	3.48	3.51	(4.57)	3.47	(0.57)
Total income (loss) from operations	0.18	3.81	3.84	(4.14)	3.74	(0.37)
Less distributions from:
Net investment income	(0.36)	(0.42)	(0.53)	(0.32)	(0.21)	(0.26)
Net realized gains	(0.73)	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(1.09)	(0.42)	(0.55)	(1.05)	(0.21)	(0.34)
Net asset value, end of period	$18.88	$19.79	$16.40	$13.11	$18.30	$14.77
Total return[3]	1.28%	23.62%	29.68%	(23.98)%	25.52%	(2.49)%
Net assets, end of period (000s)	$2,451	$2,710	$2,127	$1,808	$2,897	$3,639
Ratios to average net assets:
Gross expenses	1.30%[4]	1.33%[5]	1.43%[5]	1.33%	1.31%	1.33%
Net expenses[6,7]	1.27 [4]	1.28 [5]	1.31 [5]	1.28	1.26	1.27
Net investment income	0.79 [4]	1.79	2.08	2.62	1.57	1.36
Portfolio turnover rate	19%	63%	34%	33%[8]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
1.30% and 1.26%, respectively, for the year ended September 30, 2024 and 1.37% and 1.25%, respectively, for the year ended September 30, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin International Equity Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.82	$16.42	$13.14	$18.17	$14.69	$15.38
Income (loss) from operations:
Net investment income	0.05	0.29	0.28	0.37	0.20	0.16
Net realized and unrealized gain (loss)	0.11	3.47	3.52	(4.55)	3.46	(0.56)
Total income (loss) from operations	0.16	3.76	3.80	(4.18)	3.66	(0.40)
Less distributions from:
Net investment income	(0.34)	(0.36)	(0.50)	(0.12)	(0.18)	(0.21)
Net realized gains	(0.73)	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(1.07)	(0.36)	(0.52)	(0.85)	(0.18)	(0.29)
Net asset value, end of period	$18.91	$19.82	$16.42	$13.14	$18.17	$14.69
Total return[3]	1.15%	23.24%	29.29%	(24.13)%	25.08%	(2.77)%
Net assets, end of period (000s)	$1,931	$1,725	$1,094	$919	$1,136	$3,199
Ratios to average net assets:
Gross expenses	1.56%[4]	1.62%[5,6]	1.73%[5,6]	1.60%[5]	1.62%	1.65%[5]
Net expenses[7,8]	1.52 [4]	1.57 [5,6]	1.61 [5,6]	1.55 [5]	1.55	1.55 [5]
Net investment income	0.59 [4]	1.59	1.74	2.28	1.16	1.10
Portfolio turnover rate	19%	63%	34%	33%[9]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
1.60% and 1.55%, respectively, for the year ended September 30, 2024 and 1.67% and 1.55%, respectively, for the year ended September 30, 2023.

[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.77	$16.39	$13.11	$18.30	$14.78	$15.49
Income (loss) from operations:
Net investment income	0.10	0.42	0.39	0.49	0.28	0.25
Net realized and unrealized gain (loss)	0.11	3.43	3.50	(4.57)	3.52	(0.56)
Total income (loss) from operations	0.21	3.85	3.89	(4.08)	3.80	(0.31)
Less distributions from:
Net investment income	(0.42)	(0.47)	(0.59)	(0.38)	(0.28)	(0.32)
Net realized gains	(0.73)	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(1.15)	(0.47)	(0.61)	(1.11)	(0.28)	(0.40)
Net asset value, end of period	$18.83	$19.77	$16.39	$13.11	$18.30	$14.78
Total return[3]	1.43%	23.98%	30.09%	(23.73)%	25.92%	(2.21)%
Net assets, end of period (000s)	$55,046	$54,683	$9,397	$5,897	$9,397	$21,116
Ratios to average net assets:
Gross expenses	1.01%[4]	1.03%[5]	1.12%[5,6]	1.00%[6]	1.01%	1.04%[6]
Net expenses[7,8]	0.95 [4]	0.97 [5]	1.00 [5,6]	0.95 [6]	0.95	0.95 [6]
Net investment income	1.13 [4]	2.28	2.46	2.96	1.60	1.72
Portfolio turnover rate	19%	63%	34%	33%[9]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been
1.01% and 0.95%, respectively, for the year ended September 30, 2024 and 1.07% and 0.95%, respectively, for the year ended September 30, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin International Equity Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.72	$16.35	$13.08	$18.27	$14.76	$15.46
Income (loss) from operations:
Net investment income	0.11	0.42	0.39	0.49	0.37	0.29
Net realized and unrealized gain (loss)	0.10	3.44	3.51	(4.55)	3.43	(0.58)
Total income (loss) from operations	0.21	3.86	3.90	(4.06)	3.80	(0.29)
Less distributions from:
Net investment income	(0.43)	(0.49)	(0.61)	(0.40)	(0.29)	(0.33)
Net realized gains	(0.73)	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(1.16)	(0.49)	(0.63)	(1.13)	(0.29)	(0.41)
Net asset value, end of period	$18.77	$19.72	$16.35	$13.08	$18.27	$14.76
Total return[3]	1.50%	24.14%	30.14%	(23.65)%	26.02%	(2.06)%
Net assets, end of period (000s)	$152,735	$151,853	$137,675	$99,750	$206,307	$165,268
Ratios to average net assets:
Gross expenses	0.89%[4]	0.92%[5]	1.03%[5]	0.90%	0.90%	0.91%[6]
Net expenses[7,8]	0.85 [4]	0.88 [5]	0.91 [5]	0.85	0.85	0.85 [6]
Net investment income	1.24 [4]	2.31	2.44	2.94	2.11	1.95
Portfolio turnover rate	19%	63%	34%	33%[9]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.90%
and 0.85%, respectively, for the year ended September 30, 2024 and 0.97% and 0.85%, respectively, for the year ended September 30, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin International Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Franklin International Equity Fund 2025 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Franklin International Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$2,688,956	$9,106,156	—	$11,795,112
Consumer Discretionary	1,156,961	29,128,947	—	30,285,908
Consumer Staples	2,840,788	22,591,509	—	25,432,297
Energy	946,691	9,856,302	—	10,802,993
Financials	630,176	55,828,189	—	56,458,365
Industrials	1,833,083	41,881,046	—	43,714,129
Information Technology	3,127,006	18,541,879	—	21,668,885
Materials	3,587,418	9,425,286	$0 **	13,012,704
Utilities	766,648	8,190,580	—	8,957,228
Other Common Stocks	—	32,932,359	—	32,932,359
Total Long-Term Investments	17,577,727	237,482,253	0 **	255,059,980
Short-Term Investments†	3,264,981	—	—	3,264,981
Total Investments	$20,842,708	$237,482,253	$0 **	$258,324,961

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
**	Amount represents less than $1.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

Franklin International Equity Fund 2025 Semi-Annual Report

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or
Franklin International Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For

Franklin International Equity Fund 2025 Semi-Annual Report

U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
Franklin International Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended March 31, 2025, fees waived and/or expenses reimbursed amounted to $52,892.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at March 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2025	$10,789	$1,355	$1,112	$468	$3,592	$76,763
Expires September 30, 2026	28,720	2,686	2,585	1,295	9,679	146,026
Expires September 30, 2027	15,127	1,248	1,097	589	16,869	79,754
Expires September 30, 2028	7,612	422	471	359	14,846	29,182
Total fee waivers/expense reimbursements subject to recapture	$62,248	$5,711	$5,265	$2,711	$44,986	$331,725
For the six months ended March 31, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class C
FTFA recaptured	$301
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,294 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption

Franklin International Equity Fund 2025 Semi-Annual Report

occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended March 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$15,659	—
CDSCs	—	$72
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of March 31, 2025, Franklin Resources and its affiliates owned 49% of the Fund.
3. Investments
During the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$51,220,798
Sales	45,734,200
At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$225,920,458	$44,241,316	$(11,836,813)	$32,404,503
4. Derivative instruments and hedging activities
During the six months ended March 31, 2025, the Fund did not invest in derivative instruments.
Franklin International Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended March 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$48,832	$25,596
Class C	10,833	1,863
Class FI	3,020	2,007
Class R	4,622	1,548
Class I	—	31,093
Class IS	—	156
Total	$67,307	$62,263
For the six months ended March 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$7,612
Class C	422
Class FI	471
Class R	359
Class I	14,846
Class IS	29,182
Total	$52,892
6. Distributions to shareholders by class

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Net Investment Income:
Class A	$795,472	$745,569
Class C	26,162	29,769
Class FI	45,142	53,524
Class R	33,594	22,097
Class I	1,186,923	370,313
Class IS	3,412,712	4,278,733
Total	$5,500,005	$5,500,005

Franklin International Equity Fund 2025 Semi-Annual Report

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Net Realized Gains:
Class A	$1,556,230	—
Class C	85,371	—
Class FI	92,356	—
Class R	73,106	—
Class I	2,052,676	—
Class IS	5,752,226	—
Total	$9,611,965	—
7. Shares of beneficial interest
At March 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	449,799	$7,938,896	652,351	$11,295,125
Shares issued on reinvestment	138,551	2,312,420	44,892	728,599
Shares repurchased	(231,770)	(4,027,937)	(265,611)	(4,573,136)
Net increase	356,580	$6,223,379	431,632	$7,450,588
Class C
Shares sold	11,143	$204,656	48,252	$871,658
Shares issued on reinvestment	6,468	111,259	1,762	29,425
Shares repurchased	(9,411)	(169,831)	(58,543)	(1,027,935)
Net increase (decrease)	8,200	$146,084	(8,529)	$(126,852)
Class FI
Shares sold	1,742	$32,726	15,624	$301,152
Shares issued on reinvestment	7,571	133,549	3,044	52,015
Shares repurchased	(16,442)	(310,271)	(11,390)	(202,565)
Net increase (decrease)	(7,129)	$(143,996)	7,278	$150,602
Class R
Shares sold	30,597	$567,455	34,298	$631,035
Shares issued on reinvestment	6,035	106,700	1,288	22,097
Shares repurchased	(21,537)	(402,622)	(15,145)	(267,658)
Net increase	15,095	$271,533	20,441	$385,474
Franklin International Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	484,850	$8,961,166	2,539,810	$47,392,829
Shares issued on reinvestment	183,667	3,227,037	21,398	364,404
Shares repurchased	(510,383)	(9,320,274)	(368,667)	(6,775,943)
Net increase	158,134	$2,867,929	2,192,541	$40,981,290
Class IS
Shares sold	507,721	$9,440,951	2,996,691	$53,354,564
Shares issued on reinvestment	523,351	9,163,871	252,135	4,278,733
Shares repurchased	(595,054)	(10,933,214)	(3,970,587)	(75,065,831)
Net increase (decrease)	436,018	$7,671,608	(721,761)	$(17,432,534)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2025.
9. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.

Franklin International Equity Fund 2025 Semi-Annual Report

10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin International Equity Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin International Equity Fund

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Franklin
International Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin International Equity Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Franklin International Equity Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

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Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90067-SFSOI 5/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2025